                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09117

                         Morgan Stanley Real Estate Fund
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: November 30, 2007

Date of reporting period: May 31, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Real Estate Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended May 31, 2007

TOTAL RETURN FOR THE 6 MONTHS ENDED MAY 31, 2007

                                                          FTSE          LIPPER
                                                        NAREIT     REAL ESTATE
                                                        EQUITY           FUNDS
 CLASS A     CLASS B     CLASS C     CLASS D     REIT INDEX(1)        INDEX(2)
   4.95%       4.53%       4.53%       5.12%            1.88%            3.43%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

MARKET CONDITIONS

The real estate investment trust (REIT) market gained 1.9 percent during the six-month period under review, as measured by the FTSE NAREIT Equity REIT Index. The sector experienced significant volatility during the period, with overall swings in excess of 15 percent. The directional trends were in-line with equity markets, though more accentuated, as the magnitude of the REIT market rally and retreat was greater. The period also featured additional takeover activity and related takeover speculation, the continued strengthening of private real estate values, and an outlook for strong cash flow recovery.

Among the major U.S. REIT sectors, retail stocks outperformed, apartment stocks underperformed, and office stocks performed in-line with the FTSE NAREIT Equity REIT Index. In the retail sector, mall stocks significantly outperformed strip shopping centers as they were bolstered by favorable first quarter earnings reports and strong improvements in underlying values for mall properties. In the office sector, favorable news regarding continued strength in underlying asset values, especially the Manhattan office market, was somewhat offset by earnings results and 2007 earnings forecasts that indicated that, despite a favorable recovery, the pace of the recovery in most office markets was disappointing versus elevated market expectations. Despite a significant rally in the last week of May following the all-cash bid for Archstone-Smith (a major owner, operator and developer of apartments with a focus in high barrier-to-entry markets), the apartment sector underperformed primarily due to concerns over the strong but decelerating pace of cash flow and earnings growth. Among the smaller sectors, lodging REITs outperformed, storage REITs underperformed, and health care REITs performed in-line with the FTSE NAREIT Equity REIT Index.

PERFORMANCE ANALYSIS

All share classes of Morgan Stanley Real Estate Fund outperformed the FTSE NAREIT Equity REIT Index and the Lipper Real Estate Funds Index for the six months ended May 31, 2007, assuming no deduction of applicable sales charges.

The Fund's significant outperformance during the period was driven by both favorable bottom-up stock selection and top-down sector allocation. The Fund's stock selection was especially strong in the hotel, apartment and health care sectors. Within the hotel sector, the Fund benefited from exposure to the several real estate operating companies focused on the ownership of upscale urban hotels. Favorable stock selection in the apartment sector was a result of exposure to companies which benefited from takeover activity and related takeover speculation, as well as what we believe was the market's view that the disparity between share price valuations and underlying asset values was too wide. Within the health care sector, the Fund benefited from its overweight to a company which agreed to be taken private at a premium.

From a top-down perspective, the most significant contributors to outperformance were from overweights to the hotel, mall and apartment sectors and an underweight to the storage sector. With the exception of the specialty REITs sector, where the Fund's underweight modestly detracted from performance, there were no sectors in which the Fund materially underperformed the FTSE NAREIT Equity REIT Index during the period under review.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN INCOME PRODUCING COMMON STOCKS AND OTHER EQUITY SECURITIES (WHICH MAY INCLUDE CONVERTIBLE SECURITIES) OF COMPANIES THAT ARE PRINCIPALLY ENGAGED IN THE U.S. REAL ESTATE INDUSTRY. A COMPANY IS CONSIDERED TO BE "PRINCIPALLY ENGAGED" IN THE U.S. REAL ESTATE INDUSTRY IF (I) IT DERIVES AT LEAST 50 PERCENT OF ITS REVENUES OR PROFITS FROM THE OWNERSHIP, LEASING, CONSTRUCTION, MANAGEMENT, DEVELOPMENT, FINANCING OR SALE OF RESIDENTIAL, COMMERCIAL OR INDUSTRIAL REAL ESTATE; OR (II) IT HAS AT LEAST 50 PERCENT OF THE VALUE OF ITS ASSETS INVESTED IN U.S. RESIDENTIAL, COMMERCIAL OR INDUSTRIAL REAL ESTATE. COMPANIES PRIMARILY ENGAGED IN THE REAL ESTATE INDUSTRY MAY INCLUDE REAL ESTATE INVESTMENT TRUSTS KNOWN AS "REITS," WHICH POOL INVESTOR FUNDS MOSTLY FOR INVESTMENT IN COMMERCIAL REAL ESTATE PROPERTIES. THEY ALSO MAY INCLUDE, AMONG OTHER BUSINESSES, REAL ESTATE DEVELOPERS, BROKERS AND OPERATING COMPANIES, AS WELL AS COMPANIES WHOSE PRODUCTS AND SERVICES ARE SIGNIFICANTLY RELATED TO THE REAL ESTATE INDUSTRY, SUCH AS BUILDING SUPPLIERS AND MORTGAGE LENDERS. IN DECIDING WHICH SECURITIES TO BUY, HOLD OR SELL, THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., CONSIDERS MARKET, ECONOMIC AND POLITICAL FACTORS.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON

   TOP 10 HOLDINGS
   Simon Property Group. Inc.                           9.4%
   Host Hotels & Resorts Inc.                           6.6
   Brookfield Properties Corp. (Canada)                 6.0
   Equity Residential                                   5.9
   Boston Properties, Inc.                              5.7
   Archstone-Smith Trust                                4.9
   Starwood Hotels & Resorts Worldwide, Inc.            4.8
   AvalonBay Communities, Inc.                          4.3
   Macerich Co. (The)                                   3.4
   Vornado Realty Trust                                 3.3

   PORTFOLIO COMPOSITION
   Common Stocks                                       98.5%
   Short-Term Paper                                     0.3

Data as of May 31, 2007. Subject to change daily. All percentages for top 10 holdings are as a percentage of net assets and all percentages for portfolio composition are as a percentage of total investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT
HTTP://WWW.SEC.GOV.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON

OUR WEB SITE AT WWW.MORGANSTANLEY.COM. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT HTTP://WWW.SEC.GOV.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED MAY 31, 2007

                              CLASS A SHARES*         CLASS B SHARES**        CLASS C SHARES(+)        CLASS D SHARES(++)
                             (since 04/28/99)         (since 04/28/99)         (since 04/28/99)          (since 04/28/99)
   SYMBOL                              REFAX                     REFBX                    REFCX                    REFDX
   1 YEAR                              34.00%(3)                 32.98%(3)                32.93%(3)                34.33%(3)
                                       26.97(4)                  27.98(4)                 31.93(4)                    --
   5 YEARS                             24.03(3)                  23.08(3)                 23.11(3)                 24.35(3)
                                       22.70(4)                  22.90(4)                 23.11(4)                    --
   SINCE INCEPTION                     19.20(3)                  18.29(3)                 18.28(3)                 19.51(3)
                                       18.41(4)                  18.29(4)                 18.28(4)                    --

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion.

+ The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

(1) The FTSE NAREIT Equity REIT Index measures the performance of real estate securities, which will fluctuate with changes in the values of their underlying properties. The Index is an unmanaged benchmark of real estate investment trusts. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper Real Estate Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Real Estate Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper Real Estate Funds classification as of the date of this report.

(3) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 12/01/06 - 05/31/07.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                   -------------       -------------       ---------------
                                                                                                             12/01/06 -
                                                                     12/01/06            05/31/07             05/31/07
                                                                   -------------       -------------       ---------------
CLASS A
Actual (4.95% return).......................................         $1,000.00           $1,049.50             $ 7.05
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,018.05             $ 6.94
CLASS B
Actual (4.53% return).......................................         $1,000.00           $1,045.30             $11.01
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,014.16             $10.85
CLASS C
Actual (4.53% return).......................................         $1,000.00           $1,045.30             $11.01
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,014.16             $10.85
CLASS D
Actual (5.12% return).......................................         $1,000.00           $1,051.20             $ 5.93
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,019.15             $ 5.84

------------------

 * Expenses are equal to the Fund's annualized expense ratios of 1.38%, 2.16%, 2.16% and 1.16% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period)

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES


The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2006, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board concluded that the Fund's performance was competitive with that of its performance peer group.

FEES RELATIVE TO OTHER PROPRIETARY FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES


The Board reviewed the advisory and administrative fee (together, the "management fee") rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Fund.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund's management fee rate and total expense ratio were competitive with those of its expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE


The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

PROFITABILITY OF THE ADVISER AND AFFILIATES


The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS


The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser and "soft dollar" benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser sold a joint venture that owned an electronic trading system network ("ECN"), which may be used by the Adviser for trading on behalf of the Fund. As part of the sale of the joint venture, the affiliate receives a 10-year payout based on the revenue stream from trading on the ECN. Although the affiliate disgorges the portion of the payout that is comprised of commissions received from trades executed by the Adviser on the ECN to a charitable organization, the Board considered the fact that trades by the Adviser would increase order flow, and, thus, result in a potential fall-out benefit to the affiliate. The Board concluded that the float benefits were relatively small, the sales charges and 12b-1 fees were competitive with those of other broker-dealers, the affiliate disgorged revenues in connection with the ECN-related revenue and the potential fall-out benefit from increased order flow was relatively small.

SOFT DOLLAR BENEFITS


The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Board recognized that the receipt of such research from brokers may reduce the Adviser's costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Morgan Stanley Fund Complex.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS


The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER


The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS


The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION


After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley Real Estate Fund
PORTFOLIO OF INVESTMENTS - MAY 31, 2007 (UNAUDITED)

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Common Stocks (98.5%)
              Home Building (0.2%)
    7,574     Brookfield Homes
               Corp. ..................  $    241,686
                                         ------------
              Hospital/Nursing
              Management (0.9%)
   30,460     Assisted Living Concepts,
               Inc.* ..................       347,244
    2,570     Manor Care, Inc. ........       174,760
  118,960     Tenet Healthcare
               Corp.*..................       826,772
                                         ------------
                                            1,348,776
                                         ------------
              Hotels/Resorts/
              Cruiselines (7.6%)
   86,306     Hilton Hotels Corp. .....     3,068,178
   47,181     Morgans Hotel Group
               Co.*....................     1,159,709
  100,996     Starwood Hotels & Resorts
               Worldwide, Inc. ........     7,278,782
                                         ------------
                                           11,506,669
                                         ------------
              Real Estate - Industrial/
              Office (6.0%)
  344,043     Brookfield Properties
               Corp. (Canada)..........     9,034,569
                                         ------------
              Real Estate - Retail
              (1.4%)
   30,595     Forest City Enterprises,
               Inc. (Class A)..........     2,144,709
                                         ------------
              REIT - Diversified (3.3%)
   40,640     Vornado Realty Trust.....     4,917,846
                                         ------------
              REIT - Healthcare (3.4%)
   15,950     Cogdell Spencer Inc. ....       338,778
   18,616     Health Care Property
               Investors, Inc. ........       608,185
    6,400     Healthcare Realty Trust,
               Inc. ...................       209,728
  162,085     Senior Housing Properties
               Trust...................     3,808,998
    5,760     Universal Health Realty
               Income Trust............       202,464
                                         ------------
                                            5,168,153
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              REIT - Industrial/ Office
              (13.9%)
   67,160     AMB Property Corp. ......  $  3,885,206
   73,787     Boston Properties,
               Inc. ...................     8,535,680
   52,743     Brandywine Realty
               Trust...................     1,677,755
    2,530     DCT Industrial Trust,
               Inc. ...................        27,956
    1,990     Douglas Emmett, Inc. ....        52,476
    5,813     Kilroy Realty Corp. .....       432,022
    1,083     Liberty Property Trust...        50,814
   71,292     Mack-Cali Realty
               Corp. ..................     3,442,691
    6,150     Maguire Properties,
               Inc. ...................       222,200
    1,367     Parkway Properties,
               Inc. ...................        70,879
   30,035     ProLogis.................     1,942,063
   23,000     Republic Property
               Trust...................       282,900
    3,143     SL Green Realty Corp. ...       440,271
                                         ------------
                                           21,062,913
                                         ------------
              REIT - Lodging/ Resorts
              (10.9%)
   55,159     Hersha Hospitality
               Trust...................       669,630
  391,829     Host Hotels & Resorts
               Inc. ...................     9,999,476
   10,620     LaSalle Hotel
               Properties..............       505,512
  162,840     Legacy Hotels REIT
               (Canada)................     2,123,603
  120,404     Strategic Hotels &
               Resorts, Inc. ..........     2,807,821
   15,261     Sunstone Hotel Investors,
               Inc. ...................       450,352
                                         ------------
                                           16,556,394
                                         ------------
              REIT - Residential
              (23.8%)
   15,735     American Campus
               Communities, Inc. ......       462,924
  120,361     Archstone-Smith Trust....     7,426,274
   49,708     AvalonBay Communities,
               Inc. ...................     6,481,426
   14,096     BRE Properties, Inc. ....       891,149
   15,975     Camden Property Trust....     1,192,534
   38,781     Equity Lifestyle
               Properties, Inc. .......     2,112,013
  174,383     Equity Residential.......     8,835,987
   37,617     Essex Property Trust,
               Inc. ...................     4,786,011
   15,280     GMH Communities Trust....       155,245

                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund
PORTFOLIO OF INVESTMENTS - MAY 31, 2007 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
   14,500     Mid-America Apartment
               Communities, Inc. ......  $    851,875
   50,552     Post Properties, Inc. ...     2,680,267
                                         ------------
                                           35,875,705
                                         ------------
              REIT - Retail (22.8%)
   29,500     Acadia Realty Trust......       838,095
  106,300     BPP Liquidating Trust
               *.......................         5,315
   25,950     Cedar Shopping Centers
               Inc. ...................       413,903
    2,733     Equity One, Inc. ........        80,077
   53,814     Federal Realty Investment
               Trust...................     4,768,997
   52,671     General Growth
               Properties, Inc. .......     3,109,696
   57,592     Macerich Co. (The).......     5,137,206
    9,730     Ramco-Gershenson
               Properties Trust........       359,913
   58,083     Regency Centers Corp. ...     4,563,581
  131,134     Simon Property Group,
               Inc. ...................    14,159,849
   16,686     Taubman Centers, Inc. ...       918,064
                                         ------------
                                           34,354,696
                                         ------------
              REIT - Specialty (1.6%)
   56,895     Plum Creek Timber Co.,
               Inc. ...................     2,378,211
                                         ------------
              REIT - Storage (2.7%)
   39,913     Public Storage, Inc. ....     3,572,214
   10,235     Sovran Self Storage,
               Inc. ...................       545,321
                                         ------------
                                            4,117,535
                                         ------------
              Total Common Stocks
              (Cost $75,735,904).......   148,707,862
                                         ------------
PRINCIPAL
AMOUNT IN
THOUSANDS                                   VALUE
------------------------------------------------------
              Short-Term Investment (0.3%)
              Repurchase Agreement
  $   441     Joint repurchase
               agreement account 5.29%
               due 06/01/07 (dated
               05/31/07; proceeds
               $441,065) (a)
               (Cost $441,000).........  $    441,000
                                         ------------

Total Investments
(Cost $76,176,904) (b)......    98.8%     149,148,862
Other Assets in Excess of
Liabilities.................     1.2        1,858,052
                               -----     ------------
Net Assets..................   100.0%    $151,006,914
                               =====     ============

---------------------

    REIT  Real Estate Investment Trust.
     *    Non-income producing security.
    (a) Collateralized by federal agency and U.S. Treasury obligations.
    (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
          The aggregate gross unrealized appreciation is $73,025,886 and the aggregate gross unrealized depreciation is $53,928, resulting in net unrealized appreciation of $72,971,958.

                       See Notes to Financial Statements
 12

Morgan Stanley Real Estate Fund
SUMMARY OF INVESTMENTS - MAY 31, 2007 (UNAUDITED)

                                                                                PERCENT OF
INDUSTRY                                                         VALUE       TOTAL INVESTMENTS
----------------------------------------------------------------------------------------------
REIT - Residential..........................................  $ 35,875,705          24.1%
REIT - Retail...............................................    34,354,696          23.0
REIT - Industrial/Office....................................    21,062,913          14.1
REIT - Lodging/Resorts......................................    16,556,394          11.1
Hotels/Resorts/Cruiselines..................................    11,506,669           7.7
Real Estate - Industrial/Office.............................     9,034,569           6.0
REIT - Healthcare...........................................     5,168,153           3.5
REIT - Diversified..........................................     4,917,846           3.3
REIT - Storage..............................................     4,117,535           2.8
REIT - Specialty............................................     2,378,211           1.6
Real Estate - Retail........................................     2,144,709           1.4
Hospital/Nursing Management.................................     1,348,776           0.9
Repurchase Agreement........................................       441,000           0.3
Home Building...............................................       241,686           0.2
                                                              ------------         -----
                                                              $149,148,862         100.0%
                                                              ============         =====

                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
May 31, 2007 (unaudited)

Assets:
Investments in securities, at value
  (cost $76,176,904)........................................  $149,148,862
Cash........................................................         5,937
Receivable for:
    Investments sold........................................     2,527,171
    Dividends...............................................       116,239
    Shares of beneficial interest sold......................        38,145
Prepaid expenses and other assets...........................        64,419
                                                              ------------
    Total Assets............................................   151,900,773
                                                              ------------
Liabilities:
Payable for:
    Investments purchased...................................       335,814
    Shares of beneficial interest redeemed..................       331,129
    Investment advisory fee.................................       103,231
    Distribution fee........................................        82,404
    Transfer agent fee......................................        13,368
    Administration fee......................................        10,323
Accrued expenses and other payables.........................        17,590
                                                              ------------
    Total Liabilities.......................................       893,859
                                                              ------------
    Net Assets..............................................  $151,006,914
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................   $58,015,376
Net unrealized appreciation.................................    74,029,119
Accumulated undistributed net investment income.............       448,755
Accumulated undistributed net realized gain.................    18,513,664
                                                              ------------
    Net Assets..............................................  $151,006,914
                                                              ============
Class A Shares:
Net Assets..................................................   $56,409,942
Shares Outstanding (unlimited authorized, $.01 par value)...     3,208,794
    Net Asset Value Per Share...............................        $17.58
                                                              ============
    Maximum Offering Price Per Share,
    (net asset value plus 5.54% of net asset value).........        $18.55
                                                              ============
Class B Shares:
Net Assets..................................................   $63,165,090
Shares Outstanding (unlimited authorized, $.01 par value)...     3,614,840
    Net Asset Value Per Share...............................        $17.47
                                                              ============
Class C Shares:
Net Assets..................................................   $17,953,433
Shares Outstanding (unlimited authorized, $.01 par value)...     1,027,409
    Net Asset Value Per Share...............................        $17.47
                                                              ============
Class D Shares:
Net Assets..................................................   $13,478,449
Shares Outstanding (unlimited authorized, $.01 par value)...       765,153
    Net Asset Value Per Share...............................        $17.62
                                                              ============

                       See Notes to Financial Statements
 14

Morgan Stanley Real Estate Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended May 31, 2007 (unaudited)

Net Investment Income:
Income
Dividends (net of $13,466 foreign withholding tax)..........  $  2,838,431
Interest....................................................        71,243
                                                              ------------
    Total Income............................................     2,909,674
                                                              ------------
Expenses
Investment advisory fee.....................................       657,524
Distribution fee (Class A shares)...........................        47,394
Distribution fee (Class B shares)...........................       433,096
Distribution fee (Class C shares)...........................        97,797
Transfer agent fees and expenses............................        91,379
Administration fee..........................................        65,753
Shareholder reports and notices.............................        51,634
Professional fees...........................................        35,158
Registration fees...........................................        19,199
Custodian fees..............................................        11,789
Trustees' fees and expenses.................................         1,703
Other.......................................................        20,416
                                                              ------------
    Total Expenses..........................................     1,532,842

Less: expense offset........................................          (607)
                                                              ------------
    Net Expenses............................................     1,532,235
                                                              ------------
    Net Investment Income...................................     1,377,439
                                                              ------------
Net Realized and Unrealized Gain (Loss):
Net Realized Gain on:
Investments.................................................    18,327,112
Foreign exchange transactions...............................            66
                                                              ------------
    Net Realized Gain.......................................    18,327,178
                                                              ------------
Net Change in Unrealized Appreciation/Depreciation on:
Investments.................................................   (12,349,604)
Translation of other assets and liabilities denominated in
  foreign currencies........................................           876
                                                              ------------
    Net Depreciation........................................   (12,348,728)
                                                              ------------
    Net Gain................................................     5,978,450
                                                              ------------
Net Increase................................................  $  7,355,889
                                                              ============

                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                              FOR THE SIX      FOR THE YEAR
                                                              MONTHS ENDED         ENDED
                                                              MAY 31, 2007   NOVEMBER 30, 2006
                                                              ------------   -----------------
                                                              (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................  $ 1,377,439      $      2,667
Net realized gain...........................................   18,327,178        28,891,713
Net change in unrealized appreciation.......................  (12,348,728)       20,571,288
                                                              ------------     ------------
    Net Increase............................................    7,355,889        49,465,668
                                                              ------------     ------------
Dividends and Distributions to Shareholders from:
Net investment income
    Class A shares..........................................     (258,510)         (243,124)(+)
    Class B shares..........................................     (223,306)         (170,556)(+)
    Class C shares..........................................      (48,455)          (35,596)(+)
    Class D shares..........................................     (108,950)         (183,769)(+)
Net realized gain
    Class A shares..........................................   (6,012,799)       (6,132,120)
    Class B shares..........................................  (15,240,157)      (24,565,285)
    Class C shares..........................................   (3,231,152)       (4,014,619)
    Class D shares..........................................   (2,464,907)       (4,147,979)
                                                              ------------     ------------
    Total Dividends and Distributions.......................  (27,588,236)      (39,493,048)
                                                              ------------     ------------

Net increase from transactions in shares of beneficial
  interest..................................................    3,993,483         7,015,860
                                                              ------------     ------------
    Net Increase (Decrease).................................  (16,238,864)       16,988,480
Net Assets:
Beginning of period.........................................  167,245,778       150,257,298
                                                              ------------     ------------
End of Period
(Including accumulated undistributed net investment income
of $448,755 and dividends in excess of net investment income
of $289,463, respectively)..................................  $151,006,914     $167,245,778
                                                              ============     ============

---------------------

     +   Dividends in excess of net investment income.

                       See Notes to Financial Statements
 16

Morgan Stanley Real Estate Fund
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2007 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Real Estate Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to provide high current income and long-term capital appreciation. The Fund was organized as a Massachusetts business trust on November 23, 1998 and commenced operations on April 28, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices

Morgan Stanley Real Estate Fund
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2007 (UNAUDITED) continued

of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Upon notification from issuers, some of the dividend income received from a real estate investment trust ("REIT") may be redesignated as a reduction of cost of investments and/or realized gain. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation and Forward Foreign Currency Contracts -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward

Morgan Stanley Real Estate Fund
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2007 (UNAUDITED) continued

contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.80% to the portion of the daily net assets not exceeding $500 million; 0.75% to the portion of the daily net assets exceeding $500 million but not exceeding $1 billion and 0.70% to the portion of the daily net assets in excess of $1 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan")

Morgan Stanley Real Estate Fund
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2007 (UNAUDITED) continued

pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A shares; (ii) Class B -- up to 1.0% of the average daily net assets of Class B shares; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $3,739,799 at May 31, 2007.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended May 31, 2007, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.22% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended May 31, 2007, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $139, $40,977 and $3,897, respectively and received $157,238 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended May 31, 2007 aggregated $18,083,961 and $41,018,001, respectively. Included in the aforementioned transactions are purchases of $15,525 with other Morgan Stanley funds.

Morgan Stanley Real Estate Fund
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2007 (UNAUDITED) continued

For the six months ended May 31, 2007, the Fund incurred brokerage commissions of $986 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

At May 31, 2007, Morgan Stanley Multi-Asset Class Fund, an affiliate of the Investment Adviser, Administrator and Distributor, held 95,040 Class D shares of beneficial interest of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

6. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of November 30, 2006, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and income from the mark-to-market of passive foreign investment companies.

Morgan Stanley Real Estate Fund
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2007 (UNAUDITED) continued

7. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                              FOR THE SIX                FOR THE YEAR
                                                             MONTHS ENDED                    ENDED
                                                             MAY 31, 2007              NOVEMBER 30, 2006
                                                       -------------------------   -------------------------
                                                              (unaudited)
                                                        SHARES++       AMOUNT        SHARES        AMOUNT
                                                       ----------   ------------   ----------   ------------
CLASS A SHARES
Sold.................................................     508,301   $  8,911,543      588,190   $ 10,256,641
Conversion from Class B..............................   1,189,053     21,000,664      246,449      4,183,478
Reinvestment of dividends and distributions..........     335,085      5,501,959      391,852      5,895,996
Redeemed.............................................    (654,020)   (11,400,552)    (593,804)   (10,173,008)
                                                       ----------   ------------   ----------   ------------
Net increase - Class A...............................   1,378,419     24,013,614      632,687     10,163,107
                                                       ----------   ------------   ----------   ------------
CLASS B SHARES
Sold.................................................     144,027      2,518,922      388,089      6,648,638
Conversion to Class A................................  (1,195,211)   (21,000,664)    (247,549)    (4,183,478)
Reinvestment of dividends and distributions..........     787,600     12,854,913    1,443,070     21,553,976
Redeemed.............................................    (812,281)   (14,228,999)  (1,738,876)   (29,291,249)
                                                       ----------   ------------   ----------   ------------
Net decrease - Class B...............................  (1,075,865)   (19,855,828)    (155,266)    (5,272,113)
                                                       ----------   ------------   ----------   ------------
CLASS C SHARES
Sold.................................................      90,265      1,559,334      214,357      3,661,744
Reinvestment of dividends and distributions..........     174,118      2,841,987      247,254      3,696,926
Redeemed.............................................    (227,895)    (4,022,402)    (256,367)    (4,375,470)
                                                       ----------   ------------   ----------   ------------
Net increase (decrease) - Class C....................      36,488        378,919      205,244      2,983,200
                                                       ----------   ------------   ----------   ------------
CLASS D SHARES
Sold.................................................      49,010        861,553      186,284      3,127,111
Reinvestment of dividends and distributions..........     113,971      1,873,490      205,578      3,095,418
Redeemed.............................................    (182,235)    (3,278,265)    (418,301)    (7,080,863)
                                                       ----------   ------------   ----------   ------------
Net decrease - Class D...............................     (19,254)      (543,222)     (26,439)      (858,334)
                                                       ----------   ------------   ----------   ------------
Net increase (decrease) in Fund......................     319,788   $  3,993,483      656,226   $  7,015,860
                                                       ==========   ============   ==========   ============

---------------------
   ++ Effective at the close of business on January 12, 2007, the Fund suspended offering its shares to new investors, except as follows: The Fund will continue to offer shares (1) through certain retirement plan accounts, (2) to clients of registered investment advisers who currently offer shares of the Fund in their discretionary asset allocation programs, (3) through certain endowments and foundations, (4) to clients of family office practices where shares of the Fund are held by family members of such clients, (5) to directors and trustees of the Morgan Stanley funds, (6) to Morgan Stanley affiliates and their employees and (7) to benefit plans sponsored by Morgan Stanley and its affiliates. The Fund will continue to offer shares to existing shareholders and, as market conditions permit, may recommence offering shares to other new investors in the future. Any such offerings of the Fund's shares may be limited in amount and may commence and terminate without any prior notice.

Morgan Stanley Real Estate Fund
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2007 (UNAUDITED) continued

8. Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The impact to the Fund's financial statements, if any is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Real Estate Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                     FOR THE SIX           FOR THE YEAR ENDED NOVEMBER 30,
                                                     MONTHS ENDED   ---------------------------------------------
                                                     MAY 31, 2007    2006      2005      2004      2003     2002
                                                     ------------   -------   -------   -------   ------   ------
                                                     (unaudited)
Class A Shares
Selected Per Share Data:

Net asset value, beginning of period...............     $20.23       $19.72    $17.47    $13.58   $10.59   $11.39
                                                        ------       ------    ------    ------   ------   ------

Income (loss) from investment operations:
    Net investment income++........................       0.18         0.08      0.19      0.17     0.32     0.29
    Net realized and unrealized gain (loss)........       0.91         5.73      3.60      4.29     3.20    (0.17)
                                                        ------       ------    ------    ------   ------   ------

Total income from investment operations............       1.09         5.81      3.79      4.46     3.52     0.12
                                                        ------       ------    ------    ------   ------   ------

Less dividends and distributions:
    From net investment income.....................      (0.25)          --     (0.20)    (0.18)   (0.32)   (0.28)
    In excess of net investment income.............         --        (0.17)       --        --       --       --
    From net realized gain.........................      (3.49)       (5.13)    (1.34)    (0.39)   (0.21)   (0.64)
                                                        ------       ------    ------    ------   ------   ------

Total dividends and distributions..................      (3.74)       (5.30)    (1.54)    (0.57)   (0.53)   (0.92)
                                                        ------       ------    ------    ------   ------   ------

Net asset value, end of period.....................     $17.58       $20.23    $19.72    $17.47   $13.58   $10.59
                                                        ======       ======    ======    ======   ======   ======

Total Return+......................................       4.95%(1)    39.68%    23.11%    33.84%   34.61%    0.88%

Ratios to Average Net Assets(3):
Total expenses (before expense offset).............       1.38%(2)     1.45%     1.50%     1.62%    1.62%    1.63%

Net investment income..............................       2.16%(2)     0.51%     1.04%     1.21%    2.77%    2.52%

Supplemental Data:
Net assets, end of period, in thousands............    $56,410      $37,022   $23,622   $11,210   $7,378   $6,401

Portfolio turnover rate............................         11%(1)       20%       21%       14%      23%      28%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

24
                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund
FINANCIAL HIGHLIGHTS continued

                              FOR THE SIX                                  FOR THE YEAR ENDED NOVEMBER 30,
                              MONTHS ENDED          -----------------------------------------------------------------------------
                              MAY 31, 2007           2006             2005              2004              2003             2002
                              ------------          -------          -------          --------          --------          -------
                              (unaudited)
Class B Shares
Selected Per Share Data:

Net asset value, beginning
 of period..................     $20.12              $19.64           $17.40            $13.53            $10.55           $11.36
                                 ------              ------           ------            ------            ------           ------

Income (loss) from
 investment operations:
    Net investment income
    (loss)++................       0.13               (0.04)            0.05              0.07              0.24             0.20
    Net realized and
    unrealized gain
    (loss)..................       0.82                5.69             3.59              4.26              3.19            (0.17)
                                 ------              ------           ------            ------            ------           ------

Total income from investment
 operations.................       0.95                5.65             3.64              4.33              3.43             0.03
                                 ------              ------           ------            ------            ------           ------

Less dividends and
 distributions:
    From net investment
    income..................      (0.11)                 --            (0.06)            (0.07)            (0.24)           (0.20)
    In excess of net
    investment income.......         --               (0.04)              --                --                --               --
    From net realized
    gain....................      (3.49)              (5.13)           (1.34)            (0.39)            (0.21)           (0.64)
                                 ------              ------           ------            ------            ------           ------

Total dividends and
 distributions..............      (3.60)              (5.17)           (1.40)            (0.46)            (0.45)           (0.84)
                                 ------              ------           ------            ------            ------           ------

Net asset value, end of
 period.....................     $17.47              $20.12           $19.64            $17.40            $13.53           $10.55
                                 ======              ======           ======            ======            ======           ======

Total Return+...............       4.53%(1)           38.56%           22.18%            32.81%            33.64%            0.15%

Ratios to Average Net
Assets(3):
Total expenses (before
 expense offset)............       2.16%(2)            2.21%            2.26%             2.38%             2.37%            2.38%

Net investment income
 (loss).....................       1.38%(2)           (0.24)%           0.28%             0.45%             2.02%            1.77%

Supplemental Data:
Net assets, end of period,
 in thousands...............    $63,165             $94,390          $95,184          $114,483          $108,680          $95,343

Portfolio turnover rate.....         11%(1)              20%              21%               14%               23%              28%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                                                              25
                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund
FINANCIAL HIGHLIGHTS continued

                                                    FOR THE SIX           FOR THE YEAR ENDED NOVEMBER 30,
                                                    MONTHS ENDED   ----------------------------------------------
                                                    MAY 31, 2007    2006      2005      2004      2003      2002
                                                    ------------   -------   -------   -------   -------   ------
                                                    (unaudited)
Class C Shares
Selected Per Share Data:

Net asset value, beginning of period..............     $20.12       $19.64    $17.40    $13.53    $10.55   $11.36
                                                       ------       ------    ------    ------    ------   ------

Income (loss) from investment operations:
    Net investment income (loss)++................       0.12        (0.04)     0.06      0.06      0.23     0.20
    Net realized and unrealized gain (loss).......       0.83         5.70      3.59      4.27      3.20    (0.17)
                                                       ------       ------    ------    ------    ------   ------

Total income from investment operations...........       0.95         5.66      3.65      4.33      3.43     0.03
                                                       ------       ------    ------    ------    ------   ------

Less dividends and distributions:
    From net investment income....................      (0.11)          --     (0.07)    (0.07)    (0.24)   (0.20)
    In excess of net investment income............         --        (0.05)       --        --        --       --
    From net realized gain........................      (3.49)       (5.13)    (1.34)    (0.39)    (0.21)   (0.64)
                                                       ------       ------    ------    ------    ------   ------

Total dividends and distributions.................      (3.60)       (5.18)    (1.41)    (0.46)    (0.45)   (0.84)
                                                       ------       ------    ------    ------    ------   ------

Net asset value, end of period....................     $17.47       $20.12    $19.64    $17.40    $13.53   $10.55
                                                       ======       ======    ======    ======    ======   ======

Total Return+.....................................       4.53%(1)    38.63%    22.24%    32.83%    33.54%    0.15%

Ratios to Average Net Assets(3):
Total expenses (before expense offset)............       2.16%(2)     2.18%     2.23%     2.38%     2.37%    2.38%

Net investment income (loss)......................       1.38%(2)    (0.22)%    0.31%     0.45%     2.02%    1.77%

Supplemental Data:
Net assets, end of period, in thousands...........    $17,953      $19,939   $15,434   $15,261   $12,359   $9,129

Portfolio turnover rate...........................         11%(1)       20%       21%       14%       23%      28%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

26
                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund
FINANCIAL HIGHLIGHTS continued

                                                  FOR THE SIX            FOR THE YEAR ENDED NOVEMBER 30,
                                                  MONTHS ENDED   -----------------------------------------------
                                                  MAY 31, 2007    2006      2005      2004      2003      2002
                                                  ------------   -------   -------   -------   -------   -------
                                                  (unaudited)
Class D Shares
Selected Per Share Data:

Net asset value, beginning of period............     $20.26       $19.75    $17.48    $13.59    $10.59    $11.40
                                                     ------       ------    ------    ------    ------    ------

Income (loss) from investment operations:
    Net investment income++.....................       0.21         0.13      0.23      0.21      0.34      0.30
    Net realized and unrealized gain (loss).....       0.93         5.73      3.62      4.28      3.22     (0.16)
                                                     ------       ------    ------    ------    ------    ------

Total income from investment operations.........       1.14         5.86      3.85      4.49      3.56      0.14
                                                     ------       ------    ------    ------    ------    ------

Less dividends and distributions:
    From net investment income..................      (0.29)          --     (0.24)    (0.21)    (0.35)    (0.31)
    In excess of net investment income..........         --        (0.22)       --        --        --        --
    From net realized gain......................      (3.49)       (5.13)    (1.34)    (0.39)    (0.21)    (0.64)
                                                     ------       ------    ------    ------    ------    ------

Total dividends and distributions...............      (3.78)       (5.35)    (1.58)    (0.60)    (0.56)    (0.95)
                                                     ------       ------    ------    ------    ------    ------

Net asset value, end of period..................     $17.62       $20.26    $19.75    $17.48    $13.59    $10.59
                                                     ======       ======    ======    ======    ======    ======

Total Return+...................................       5.12%(1)    39.96%    23.50%    34.13%    34.92%     1.14%

Ratios to Average Net Assets(3):
Total expenses (before expense offset)..........       1.16%(2)     1.21%     1.26%     1.38%     1.37%     1.38%

Net investment income...........................       2.38%(2)     0.76%     1.28%     1.45%     3.02%     2.77%

Supplemental Data:
Net assets, end of period, in thousands.........    $13,478      $15,895   $16,017   $71,433   $58,930   $33,652

Portfolio turnover rate.........................         11%(1)       20%       21%       14%       23%       28%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                                                              27
                       See Notes to Financial Statements

TRUSTEES

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

OFFICERS

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

LEGAL COUNSEL

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

COUNSEL TO THE INDEPENDENT TRUSTEES

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD

(c) 2007 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Real Estate Fund

Semiannual Report
May 31, 2007

[MORGAN STANLEY LOGO]

REFSANIU07-02227P-Y05/07

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Real Estate Fund


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
July 19, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
July 19, 2007


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
July 19, 2007


                                        3